Condensed Interim Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Treasury Stock, Common [Member]	Retained Earnings [Member]	Accumulated Foreign Currency Adjustment Attributable to Parent [Member]	Total
Balance at Dec. 31, 2022	$ 50,664,887	$ (11,793)	$ (41,985,915)	$ 24,580	$ 8,691,759
Balance, shares at Dec. 31, 2022	131,347,999
Stock-based compensation	$ 111,974				111,974
Net loss and comprehensive loss			(1,066,612)		(1,066,612)
Repurchase of common shares	$ (12,310)	11,793			(517)
Repurchase of common shares, shares	(43,500)
Balance at Mar. 31, 2023	$ 50,764,551		(43,052,527)	24,580	7,736,604
Balance, shares at Mar. 31, 2023	131,304,499
Balance at Dec. 31, 2022	$ 50,664,887	(11,793)	(41,985,915)	24,580	8,691,759
Balance, shares at Dec. 31, 2022	131,347,999
Net loss and comprehensive loss					(2,340,365)
Balance at Sep. 30, 2023	$ 51,036,765		(44,326,280)	24,580	6,735,065
Balance, shares at Sep. 30, 2023	131,304,499
Balance at Mar. 31, 2023	$ 50,764,551		(43,052,527)	24,580	7,736,604
Balance, shares at Mar. 31, 2023	131,304,499
Stock-based compensation	$ 136,347				136,347
Net loss and comprehensive loss			(509,416)		(509,416)
Balance at Jun. 30, 2023	$ 50,900,898		(43,561,943)	24,580	7,363,535
Balance, shares at Jun. 30, 2023	131,304,499
Stock-based compensation	$ 135,867				135,867
Net loss and comprehensive loss			(764,337)		(764,337)
Balance at Sep. 30, 2023	$ 51,036,765		(44,326,280)	24,580	6,735,065
Balance, shares at Sep. 30, 2023	131,304,499
Balance at Dec. 31, 2023	$ 51,167,693		(43,997,971)	24,580	7,194,302
Balance, shares at Dec. 31, 2023	131,304,499
Stock-based compensation	$ 68,249				68,249
Net loss and comprehensive loss			(719,583)		(719,583)
Balance at Mar. 31, 2024	$ 51,235,942		(44,717,554)	24,580	6,542,968
Balance, shares at Mar. 31, 2024	131,304,499
Balance at Dec. 31, 2023	$ 51,167,693		(43,997,971)	24,580	7,194,302
Balance, shares at Dec. 31, 2023	131,304,499
Net loss and comprehensive loss					(1,511,517)
Balance at Sep. 30, 2024	$ 51,445,041		(45,509,488)	24,580	5,960,133
Balance, shares at Sep. 30, 2024	131,304,499
Balance at Mar. 31, 2024	$ 51,235,942		(44,717,554)	24,580	6,542,968
Balance, shares at Mar. 31, 2024	131,304,499
Stock-based compensation	$ 104,321				104,321
Net loss and comprehensive loss			(385,650)		(385,650)
Balance at Jun. 30, 2024	$ 51,340,263		(45,103,204)	24,580	6,261,639
Balance, shares at Jun. 30, 2024	131,304,499
Stock-based compensation	$ 104,778				104,778
Net loss and comprehensive loss			(406,284)		(406,284)
Balance at Sep. 30, 2024	$ 51,445,041		$ (45,509,488)	$ 24,580	$ 5,960,133
Balance, shares at Sep. 30, 2024	131,304,499